Property and equipment	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Property and equipment [Text Block]

  8. Property and equipment

Cost	February 28, 2022	Acquired March 11, 2022	Total	Additions	Disposal	Translation	May 31, 2022
Machinery and equipment	$1,444,616	$-	$1,444,616	$25,334	$-	$(5,688)	$1,464,262
Computer equipment and software	73,728	45,848	119,576	13,878	-	(2,237)	131,217
Furniture and fixtures	10,235	27,598	37,833	-	-	(197)	37,636
Leasehold improvements	134,516	-	134,516	-	-	(529)	133,987
Total	$1,663,095	$73,446	$1,736,541	$39,212	$-	$(8,651)	$1,767,102
Accumulated Depreciation	February 28, 2022	Acquired March 11, 2022	Total	Additions	Disposal	Translation	May 31, 2022
Machinery and equipment	$178,244	$-	$178,244	$59,683	$-	$(1,004)	$236,923
Computer equipment and software	15,269	-	15,269	6,583	-	(1,710)	20,142
Furniture and fixtures	1,292	-	1,292	420	-	(8)	1,704
Leasehold improvements	8,115	-	8,115	4,259	-	(54)	12,320
Total	$202,920	$-	$202,920	$70,945	$-	$(2,776)	$271,089

Net Book Value	$1,460,175						$1,496,013

8. Property and equipment

Cost	Acquired on May 21, 2021 and September 30, 2021	Additions	Disposal	Translation	February 28, 2022
Machinery and equipment	$1,319,687	$55,259	$-	$69,670	$1,444,616
Computer equipment and software	70,029	-	-	3,699	73,728
Furniture and fixtures	9,721	-	-	514	10,235
Leasehold improvements	132,900	-	-	1,616	134,516
Total	$1,532,337	$55,259	$-	$75,499	$1,663,095

Accumulated amortization	May 21, 2021 and September 30, 2021	Additions	Disposal	Translation	February 28, 2022
Machinery and equipment	$-	$176,226	$-	$2,018	$178,244
Computer equipment and software	-	15,096	-	173	15,269
Furniture and fixtures	-	1,277	-	15	1,292
Leasehold improvements	-	8,023	-	92	8,115
Total	$-	$200,622	$-	$2,298	$202,920

Net Book Value	$1,532,337				$1,460,175

Life of assets are a continuation of the life from SDP and Simbex (the acquired entities).